Label	Element	Value
Amplify High Income ETF | abrdn Healthcare Opportunities Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.50%
Amplify High Income ETF | CBRE Global Real Estate Income Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.40%
Amplify High Income ETF | Western Asset Diversified Income Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Amplify High Income ETF | Nuveen Floating Rate Income Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Amplify High Income ETF | NYLI CBRE Global Infrastructure Megatrends Term Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.20%
Amplify High Income ETF | abrdn Income Credit Strategies Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Amplify High Income ETF | BlackRock Health Sciences Term Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Amplify High Income ETF | BlackRock ESG Capital Allocation Term Trust [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Amplify High Income ETF | Aberdeen Asia-Pacific Income Fund, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.10%
Amplify High Income ETF | abrdn Total Dynamic Dividend Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%